DEFERRED TAX ASSETS/(LIABILITIES) - MATURITY ANALYSIS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for deferred tax assets/(liabilities) [line items]
Deferred tax assets	¥ 366,348	¥ 273,022	¥ 132,274
Deferred tax liabilities	(136,503)	(139,625)	¥ (145,102)
To be recovered after more than 12 months [member]
Disclosure of maturity analysis for deferred tax assets/(liabilities) [line items]
Deferred tax assets	144,415	124,666
Deferred tax liabilities	(133,854)	(134,492)
To be recovered within 12 months [member]
Disclosure of maturity analysis for deferred tax assets/(liabilities) [line items]
Deferred tax assets	221,933	148,356
Deferred tax liabilities	¥ (2,649)	¥ (5,133)